Risk/Return Detail Data - FidelityMid-CapStockFund-KPRO	Jun. 29, 2024 USD ($)
Risk/Return:
Registrant Name	Fidelity Concord Street Trust
FidelityMid-CapStockFund-KPRO | Fidelity Mid-Cap Stock Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund /Class: Fidelity® Mid-Cap Stock Fund /K
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Mid-Cap Stock Fund seeks long-term growth of capital.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay other fees, such as brokerage commissions on purchases and sales of certain classes of shares of the fund and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	Shareholder fees
(fees paid directly from your investment)	none
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 27 % of the average value of its portfolio.
Portfolio Turnover, Rate	27.00%
Expenses Restated to Reflect Current [Text]	Adjusted to reflect current fees.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in common stocks of companies with medium market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell Midcap® Index or the S&P MidCap 400® Index). Potentially investing in companies with smaller or larger market capitalizations. Investing in domestic and foreign issuers. Investing in either "growth" stocks or "value" stocks or both. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Visit www.401k.com and log in for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Availability Website Address [Text]	www.401k.com
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Mar. 31, 2024
Bar Chart, Year to Date Return	8.75%
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Jun. 30, 2020
Highest Quarterly Return	21.39%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return	(28.53%)
Performance Table Heading	Average Annual Returns
FidelityMid-CapStockFund-KPRO | Fidelity Mid-Cap Stock Fund | Fidelity Mid-Cap Stock Fund - Class K
Risk/Return:
Management fee	0.70%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[2]
Total annual operating expenses	0.71%
1 year	$ 73
3 years	227
5 years	395
10 years	$ 883
2014	7.23%
2015	(2.97%)
2016	15.10%
2017	18.80%
2018	(6.36%)
2019	25.47%
2020	11.51%
2021	28.74%
2022	(6.19%)
2023	11.14%
FidelityMid-CapStockFund-KPRO | Fidelity Mid-Cap Stock Fund | Return Before Taxes | Fidelity Mid-Cap Stock Fund - Class K
Risk/Return:
Label	Class K
Past 1 year	11.14%
Past 5 years	13.43%
Past 10 years	9.60%
FidelityMid-CapStockFund-KPRO | Fidelity Mid-Cap Stock Fund | SP004
Risk/Return:
Label	S&P MidCap 400® Index
Past 1 year	16.44%
Past 5 years	12.62%
Past 10 years	9.27%

[1]
A The management fee comprises a basic fee , which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the S&P MidCap 400® Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.06% was previously charged under the services agreements. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.

[2]	B Adjusted to reflect current fees.